Related Party Transactions and Commitments - Additional Information (Details)						1 Months Ended			12 Months Ended
	May 31, 2021 USD ($)	May 06, 2021 USD ($)	May 05, 2021 USD ($)	Mar. 09, 2021 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Mar. 31, 2019 AGREEMENTS	Jun. 30, 2021 USD ($) a ft² $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Purchased from related parties									$ 0	$ 668,000
Due to Related Parties									0	25,000
Revenue from related parties									815,000	1,200,000
Related party, management fees									407,000	429,000
Amount collected on related party's									0	1,600,000
Related party transaction, amounts of transaction									65,000	943,000
Payments for consulting fees									0	20,000
Other expenses									298,000	444,000
Payments related to sponsorship and marketing services									360,000	380,000
Operating leases, rent expense									7,400,000	6,800,000
Periodic accrued interest paid		$ 67,000
Purchases under contract									35,500,000	48,000,000.0
Kunde
Related Party Transaction [Line Items]
Revenue from related parties									1,700,000	0
Periodic principal amount paid									$ 5,800,000
Notes Receivable
Related Party Transaction [Line Items]
Revenue from related parties										325,000
Receivable with imputed interest, net amount											$ 756,000
Executive Officer | Notes Receivable
Related Party Transaction [Line Items]
Receivable with imputed interest, face amount					$ 670,000
Receivable with imputed interest, Effective yield (interest rate)					4.00%
Concourse Warehouse Lease
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract									5 years
Annual rent increase percentage									3.00%
Operating lease, payments									$ 103,000
Operating leases, rent expense									$ 344,000	1,400
Swanson Lease
Related Party Transaction [Line Items]
Escalation provisions percentage									3.00%
Operating lease, payments									$ 51,000
Operating leases, rent expense									605,000	703,000
Payment to purchase leased property									$ 6,000,000.0
Lease termination fees			$ 0
Cash consideration received			$ 500,000
ZR Waverly Lease
Related Party Transaction [Line Items]
Lease expiration									2023-05
Operating lease, payments									$ 12,000
Operating leases, rent expense									65,000	156,000
Payment to purchase leased property						$ 1,500			$ 1,500
Laetitia Development Agreement
Related Party Transaction [Line Items]
Number of homesites | AGREEMENTS								6
Rights expiration date									Mar. 15, 2022
Profit entitlement percentage								25.00%
Firesteed put-call Agreement
Related Party Transaction [Line Items]
Area of land | a									200
Amount of Estimated Consideration									$ 6,100,000
Lease Agreements for Non-cancelable Operating Leases | Minimum
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract									2 years
Lease expiration date									Dec. 31, 2021
Lease Agreements for Non-cancelable Operating Leases | Minimum | Two Lease Renewal Periods
Related Party Transaction [Line Items]
Renewal terms									5 years
Lease Agreements for Non-cancelable Operating Leases | Maximum
Related Party Transaction [Line Items]
Lessor, operating lease, term of contract									15 years
Lease expiration									2031-11
Lease Agreements for Non-cancelable Operating Leases | Maximum | Two Lease Renewal Periods
Related Party Transaction [Line Items]
Renewal terms									10 years
Lease Agreements for Non-cancelable Operating Leases | Maximum | Other Leases Renewal Periods
Related Party Transaction [Line Items]
Renewal terms									5 years
Office Building | Concourse Warehouse Lease
Related Party Transaction [Line Items]
Land subject to ground leases | ft²									15,000
Warehouse | Concourse Warehouse Lease
Related Party Transaction [Line Items]
Land subject to ground leases | ft²									80,000
Convertible Notes Payable
Related Party Transaction [Line Items]
Convertible notes, related parties							$ 9,000,000.0
Repayment terms									(i) thirty (30) days prior to maturity, (ii) thirty days following holders receipt of notice from us of our intent to prepay all or part of the outstanding balance or (iii) thirty days following any event of default or change in control.
Periodic principal amount paid				$ 500,000
Periodic accrued interest paid	$ 900			$ 300,000
Remaining periodic principal amount paid	500,000
Remaining periodic accrued interest paid	10,000
Remaining aggregate principal amount	1,000,000.0
Convertible Notes Payable | Prime Rate
Related Party Transaction [Line Items]
Accounts Payable, Interest-bearing, Interest rate												4.00%
Related Party Convertible Notes
Related Party Transaction [Line Items]
Convertible notes, related parties												$ 1,000,000.0
Interest expense, Related party									$ 1,200,000	$ 850,000
Secured Promissory Note
Related Party Transaction [Line Items]
Interest Receivable							$ 204,000
Accounts Payable, Interest-bearing, Interest rate							10.00%
Debt instrument, maturity date							Sep. 25, 2019
Convertible notes							$ 15,000,000.0
Convertible Promissory Note
Related Party Transaction [Line Items]
Convertible notes, related parties							$ 9,000,000.0
Shares issued, price per share | $ / shares									$ 20.14
Periodic principal amount paid	9,000,000.0
Aggregate principal amount	$ 9,000,000.0
Convertible Promissory Note | Prime Rate
Related Party Transaction [Line Items]
Accounts Payable, Interest-bearing, Interest rate									7.25%	7.25%
Receivables
Related Party Transaction [Line Items]
Revenue from related parties									$ 0